LEASES (Schedule of Lease Liabilities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance at beginning of year	$ 1,818
Additions during year	327
Deletions during year	0
Interest expense during year	240
Exchange differences during year	(31)
Payments during year	751
Balance at end of year	1,603
Property [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance at beginning of year	1,556
Additions during year	239
Deletions during year	0
Interest expense during year	208
Exchange differences during year	(23)
Payments during year	571
Balance at end of year	1,409
Motor vehicles [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance at beginning of year	262
Additions during year	88
Deletions during year	0
Interest expense during year	32
Exchange differences during year	(8)
Payments during year	180
Balance at end of year	$ 194